REAL ESTATE SECURITIES (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended				0 Months Ended				12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Jun. 27, 2013 FNMA/FHLMC Securities	Dec. 31, 2013 FNMA/FHLMC Securities		Dec. 31, 2012 FNMA/FHLMC Securities	Dec. 31, 2011 Restated
CDO Bonds issued by Third party carrying value	$ 57,800
Carrying Value of Newcastle's Investment	2,002
Total Outstanding face amount of fixed rate securities	400,000		500,000
Total Outstanding face amount of floating rate securities	800,000		1,500,000
Principal receivable	4,800		7,400
Outstanding Face Amount of securities sold to New Residential	1,170,905	[1]	2,078,101	[1]	22,800	514,994	[2]	768,619
Proceeds for sale of securities to New Residential, net of financing					1,200
Other Than Temporary Impairment Charges in period	5,200		19,300						12,900
Reduction for securities transferred to New Residential	3,800
OTTI charges for Newcastle owned securities at end of period	$ 0		$ 400						$ (2,900)

[1]	As of December 31, 2013 and 2012, the total outstanding face amount of fixed rate securities was $0.4 billion and $0.5 billion, respectively, and of floating rate securities were $0.8 billion and $1.5 billion, respectively.
[2]	Amortized cost basis and carrying value include principal receivable of $4.8 million and $7.4 million as of December 31, 2013 and 2012, respectively.